Goodwill, Intangible and Other Long-Lived Assets - Carrying Values for Major Classes of Intangible Asset (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Customer Relationships [Member] Predecessor [Member]	Dec. 31, 2011 Customer Relationships [Member] Predecessor [Member]	Dec. 31, 2012 Trademarks [Member] Predecessor [Member]	Dec. 31, 2011 Trademarks [Member] Predecessor [Member]	Dec. 31, 2012 Favorable leasehold interests [Member] Predecessor [Member]	Dec. 31, 2011 Favorable leasehold interests [Member] Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Life				15 years		15 years		56 years
Gross Carrying Amount		$ 140.8	$ 147.9	$ 129.5	$ 136.6	$ 7.4	$ 7.4	$ 3.9	$ 3.9
Accumulated Amortization	$ (42.5)	$ (38.2)	$ (27.2)	$ (36.8)	$ (26.4)	$ (1.2)	$ (0.7)	$ (0.2)	$ (0.1)